UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL LIQUID RESERVES

FORM N-Q
NOVEMBER 30, 2010

Notes to Schedule of Investments (unaudited)

Investment in Liquid Reserves Portfolio, at value $7,902,608,838

1. Organization and Significant Accounting Policies

Western Asset Institutional Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (23.5% at November 30, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Schedule of investments (unaudited)	November 30, 2010

LIQUID RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 102.6%

Bank Notes — 1.9%

Bank of America N.A.	0.355%	1/27/11	$400,000,000	$400,000,000	(a)
Bank of America N.A.	0.588%	6/22/11	230,000,000	230,032,661	(a)(b)(c)

Total Bank Notes				630,032,661

Certificates of Deposit — 28.1%

Abbey National Treasury Services PLC	0.293%	12/9/10	285,000,000	285,000,000	(a)
Banco Santander	0.610%	2/1/11	200,000,000	200,000,000
Bank of Tokyo Mitsubishi	0.550%	1/28/11	275,000,000	275,000,000
Bank of Tokyo Mitsubishi	0.380%	3/28/11	250,000,000	250,000,000
Barclays Bank PLC	0.553%	1/11/11	250,000,000	250,000,000	(a)
Barclays Bank PLC	0.603%	6/8/11	400,000,000	400,000,000
Barclays Bank PLC	0.570%	7/18/11	100,000,000	100,000,000
BNP Paribas NY Branch	0.610%	2/2/11	360,000,000	360,000,000
BNP Paribas NY Branch	0.540%	2/10/11	60,000,000	60,000,000
BNP Paribas NY Branch	0.610%	5/16/11	125,000,000	125,000,000
BNP Paribas NY Branch	0.490%	6/22/11	400,000,000	400,000,000	(a)
Canadian Imperial Bank	0.454%	7/1/11	350,000,000	350,000,000	(a)
Credit Agricole Corporate and Investment Bank	0.713%	10/7/11	125,000,000	125,000,000	(a)
Credit Agricole SA	0.640%	2/3/11	650,000,000	650,000,000
Credit Suisse NY	0.274%	1/5/11	100,000,000	100,000,000	(a)
Credit Suisse NY	0.300%	4/14/11	200,000,000	200,000,000
Deutsche Bank AG NY	0.340%	5/16/11	375,000,000	375,000,000
Deutsche Bank AG NY	0.474%	8/24/11	325,000,000	325,000,000	(a)
Dexia Credit Local S.A.	0.350%	12/6/10	490,000,000	490,000,000
National Bank of Canada	0.383%	7/8/11	325,000,000	325,000,000	(a)
Nordea Bank Finland PLC	0.220%	12/1/10	100,000,000	100,000,000
Nordea Bank Finland PLC	0.220%	12/3/10	375,000,000	375,000,000
Rabobank Nederland NY	0.310%	5/5/11	145,305,000	145,286,228
Royal Bank of Canada	0.400%	9/12/11	348,250,000	348,250,000	(a)
Royal Bank of Scotland	0.750%	1/28/11	500,000,000	500,000,000
Royal Bank of Scotland	0.486%	8/10/11	250,000,000	250,000,000	(a)
Royal Bank of Scotland PLC	0.484%	8/23/11	85,000,000	85,000,000	(a)
Societe Generale NY	1.486%	5/5/11	150,000,000	150,000,000	(a)
Societe Generale NY	0.484%	8/19/11	100,000,000	100,000,000	(a)
Standard Chartered Bank	0.470%	4/1/11	350,000,000	350,000,000
Standard Chartered Bank	0.435%	4/6/11	125,000,000	125,002,182
State Street Bank & Trust	0.340%	2/8/11	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.220%	12/1/10	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.220%	12/3/10	250,000,000	250,000,000
Svenska Handelsbanken NY	0.610%	1/7/11	100,000,000	100,001,025
UBS AG Stamford Branch	0.780%	1/21/11	175,000,000	175,000,000
UBS AG Stamford Branch	0.613%	4/26/11	305,000,000	305,000,000	(a)
UBS AG Stamford Branch	0.650%	5/11/11	85,000,000	85,000,000
UBS AG Stamford Branch	0.655%	9/28/11	125,000,000	125,000,000	(a)

Total Certificates of Deposit				9,463,539,435

Certificates of Deposit (Euro) — 2.0%

ING Bank	0.700%	1/18/11	250,000,000	250,001,661
ING Bank	0.650%	2/2/11	225,000,000	225,003,925
ING Bank	0.590%	2/11/11	200,000,000	200,003,988

Total Certificates of Deposit (Euro)				675,009,574

Commercial Paper — 32.2%

ANZ National International Ltd.	0.374%	12/3/10	160,000,000	160,000,000	(a)(b)
ANZ National International Ltd.	0.388%	10/11/11	300,000,000	300,000,000	(a)(b)
ASB Finance Ltd.	0.333%	1/25/11	100,000,000	100,000,000	(a)(b)
ASB Finance Ltd.	0.406%	3/30/11	150,000,000	150,000,000	(a)(b)
ASB Finance Ltd.	0.396%	8/12/11	100,000,000	100,006,629	(a)(b)
ASB Finance Ltd.	0.423%	9/23/11	101,000,000	101,000,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

LIQUID RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Commercial Paper — continued
Banco Bilbao Vicaya	0.451%	2/16/11	$500,000,000	$499,518,750	(b)(d)
BNZ International Funding Ltd.	0.343%	1/12/11	125,000,000	125,000,000	(a)(b)
BNZ International Funding Ltd.	0.501%	2/3/11	108,000,000	107,904,000	(b)(d)
BNZ International Funding Ltd.	0.441%	2/17/11	125,000,000	124,880,834	(b)(d)
BNZ International Funding Ltd.	0.393%	11/10/11	130,000,000	129,987,689	(a)(b)
Caisse D’Amortissement de la Dette Sociale	0.010%	6/2/11	500,000,000	498,811,945	(b)
Commerzbank U.S. Finance	0.431%	4/21/11	825,000,000	823,610,565	(d)
Commonwealth Bank of Australia	0.306%	8/4/11	80,000,000	80,000,000	(a)(b)
Danske Corp.	0.632%	1/18/11	40,000,000	39,966,400	(b)(d)
Danske Corp.	0.511%	2/23/11	94,125,000	94,012,991	(b)(d)
Danske Corp.	0.441%	3/16/11	100,000,000	99,871,667	(b)(d)
Danske Corp.	0.461%	4/13/11	100,000,000	99,830,055	(b)(d)
Danske Corp.	0.401 - 0.431%	4/26/11	150,000,000	149,744,500	(b)(d)
Danske Corp.	0.401%	4/29/11	100,000,000	99,834,445	(d)
Danske Corp.	0.401%	5/17/11	150,000,000	149,721,666	(b)(d)
DnB NOR Bank ASA	0.363%	4/21/11	300,000,000	300,000,000	(a)(b)
DnB NOR Bank ASA	0.375%	8/29/11	50,000,000	50,000,000	(a)
DnB NOR Bank ASA	0.380%	10/28/11	250,000,000	250,000,000	(a)(b)
General Electric Capital Corp.	0.501%	1/21/11	200,000,000	199,858,333	(d)
General Electric Capital Corp.	0.431%	3/4/11	220,000,000	219,755,617	(d)
General Electric Capital Corp.	0.431%	6/10/11	130,000,000	129,703,420	(d)
ING U.S. Funding LLC	0.431%	4/4/11	100,000,000	99,851,889	(d)
Intesa Funding LLC	0.511%	3/18/11	300,000,000	299,545,249	(d)
Intesa Funding LLC	0.471%	4/14/11	450,000,000	449,212,750	(d)
Lloyds TSB Bank PLC	0.476%	3/16/11	725,000,000	723,995,572	(d)
Natixis U.S. Finance Corp.	0.732%	12/13/10	175,000,000	174,957,417	(d)
Natixis U.S. Finance Corp.	0.602%	3/11/11	350,000,000	349,416,666	(d)
Natixis U.S. Finance Corp.	0.526%	4/15/11	250,000,000	249,507,812	(d)
Novartis Finance Corp.	0.482%	5/2/11	165,000,000	164,665,600	(b)(d)
Novartis Finance Corp.	0.482%	5/9/11	100,000,000	99,788,000	(b)(d)
Reckitt Benckiser Treasury	0.431%	4/6/11	100,000,000	99,849,500	(b)(d)
Reckitt Benckiser Treasury	0.431%	4/19/11	100,000,000	99,833,973	(b)(d)
Skandinaviska Enskilda Banken AG	0.551%	12/1/10	325,000,000	325,000,000	(b)(d)
Skandinaviska Enskilda Banken AG	0.541%	12/2/10	200,000,000	199,997,000	(b)(d)
Skandinaviska Enskilda Banken AG	0.521%	3/22/11	200,000,000	199,679,334	(b)(d)
Skandinaviska Enskilda Banken AG	0.501%	4/12/11	100,000,000	99,816,667	(b)(d)
Societe Generale N.A.	0.250%	12/1/10	330,000,000	330,000,000	(d)
Societe Generale N.A.	0.506%	2/4/11	575,000,000	574,475,712	(d)
Standard Chartered Bank	0.371%	5/23/11	150,000,000	149,733,291	(b)(d)
State Street Corp.	0.451%	2/4/11	125,000,000	124,898,437	(d)
State Street Corp.	0.401%	2/14/11	100,000,000	99,916,667	(d)
State Street Corp.	0.321%	4/20/11	100,000,000	99,875,556	(d)
Swedbank	0.531%	1/24/11	100,000,000	99,920,500	(d)
Swedbank	0.531%	1/25/11	100,000,000	99,919,028	(d)
Swedbank	0.531%	1/26/11	100,000,000	99,917,556	(d)
Swedbank	0.501%	2/2/11	135,000,000	134,881,875	(d)
Swedbank	0.501%	2/4/11	200,000,000	199,819,445	(d)

Total Commercial Paper				10,831,495,002

Corporate Bonds & Notes — 5.6%

Berkshire Hathaway Finance Corp.	0.589%	1/11/11	50,000,000	50,018,319	(a)
Berkshire Hathaway Inc., Senior Notes	0.266%	2/10/11	160,000,000	160,000,000	(a)
Commonwealth Bank of Australia	0.358%	12/27/11	100,000,000	100,000,000	(a)(b)
JPMorgan Chase Bank N.A.	0.157%	12/21/11	362,000,000	361,997,328	(a)
National Australia Bank Ltd.	0.294%	8/19/11	310,000,000	310,000,000	(a)(b)
Nordea Bank AB	0.314%	12/16/11	300,000,000	300,000,000	(a)(b)
Rabobank Nederland NV	0.353%	10/17/11	132,500,000	132,500,000	(a)(b)
Rabobank Nederland NV	0.354%	12/16/11	225,000,000	225,000,000	(a)(b)
Svenska Handelsbanken AB	0.386%	11/9/11	150,000,000	150,000,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

LIQUID RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Westpac Banking Corp.	0.358%	12/28/11	$105,000,000	$105,000,000	(a)

Total Corporate Bonds & Notes				1,894,515,647

Medium-Term Notes — 2.4%

American Honda Finance Corp.	0.303%	1/11/11	250,000,000	250,000,000	(a)(b)
Toyota Motor Credit Corp.	0.253%	1/10/11	300,000,000	300,000,000	(a)
Westpac Banking Corp.	0.429%	4/19/11	250,000,000	250,086,636	(a)(b)

Total Medium-Term Notes				800,086,636

Time Deposits — 10.4%

Bank of Tokyo Mitsubishi	0.230%	12/1/10	305,000,000	305,000,000
Citibank Nassau	0.230%	12/3/10	450,000,000	450,000,000
Commerzbank Grand Cayman	0.240%	12/1/10	350,000,000	350,000,000
Credit Agricole Grand Cayman	0.250%	12/1/10	405,000,000	405,000,000	(a)
Dexia Credit Local NY	0.250%	12/1/10	675,000,000	675,000,000
DnB NOR Bank ASA	0.220%	12/1/10	300,000,000	300,000,000
ING Bank Grand Cayman	0.230%	12/1/10	164,000,000	164,000,000
Lloyds Bank PLC	0.250%	12/1/10	440,000,000	440,000,000
Natixis Grand Cayman	0.280%	12/1/10	415,000,000	415,000,000	(a)

Total Time Deposits				3,504,000,000

U.S. Treasury Bills — 1.4%

U.S. Treasury Bills	0.200 - 0.205%	12/23/10	245,000,000	244,969,918	(d)
U.S. Treasury Bills	0.180 - 0.185%	5/19/11	220,125,000	219,936,647	(d)

Total U.S. Treasury Bills				464,906,565

U.S. Treasury Notes — 4.4%

U.S. Treasury Notes	0.875%	1/31/11	300,000,000	300,323,541
U.S. Treasury Notes	0.875%	2/28/11	200,000,000	200,293,513
U.S. Treasury Notes	0.875%	3/31/11	200,000,000	200,369,526
U.S. Treasury Notes	1.125%	6/30/11	260,000,000	261,340,625
U.S. Treasury Notes	4.500%	9/30/11	125,000,000	129,365,235
U.S. Treasury Notes	0.750%	11/30/11	375,750,000	377,535,548

Total U.S. Treasury Notes				1,469,227,988

Repurchase Agreements — 14.2%

Barclays Capital Inc., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity - $3,358,047,387; (Fully collateralized by various U.S. government obligations, 1.375% to 2.250% due 11/30/15 to 11/30/17; Market value - $3,425,185,523)	0.240%	12/1/10	3,358,025,000	3,358,025,000
RBS Securities Inc. tri-party repurchase agreement dated 11/30/10; Proceeds at maturity - $1,400,009,722; (Fully collateralized by various U.S. government agency obligations, 0.000% due 1/5/11 to 2/2/11; Market value - $1,428,002,256)	0.250%	12/1/10	1,400,000,000	1,400,000,000

Total Repurchase Agreements				4,758,025,000

TOTAL INVESTMENTS — 102.6% (Cost — $34,490,838,508#)				34,490,838,508
Liabilities in Excess of Other Assets — (2.6)%				(880,087,704)

TOTAL NET ASSETS — 100.0%				$33,610,750,804

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid security (unaudited).
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$34,490,838,508	—	$34,490,838,508

†See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio

Notes to Schedule of Investments (unaudited) (continued)

seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2010, the Portfolio did not invest in derivative instruments and does not have any intentions to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 25, 2011

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: January 25, 2011